22. LOANS, FINANCING AND DEBENTURES (Detaills 6) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureLoansFinancingsAndDebenturesLineItems [Line Items]
Costs of loans and financing		R$ 1,211
Financing costs on intangible assets and contract assets	[1]	(33)
Net effect in Profit or loss		R$ 1,178
Restated [member]
DisclosureLoansFinancingsAndDebenturesLineItems [Line Items]
Costs of loans and financing			R$ 1,250	R$ 1,287
Financing costs on intangible assets and contract assets	[1]		(23)	(30)
Net effect in Profit or loss			R$ 1,227	R$ 1,257

[1]	The average capitalization rate p.a. in 2020 was 5.39% (6.79% in 2019 and 9.64% in 2018).